Income Taxes - Summary of Major Temporary Differences (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	$ 13,592	$ 13,091
Deferred income tax assets	(3,372)	(2,947)
Net deferred income tax liability	10,220	10,144	$ 10,539	$ 11,451
Property, plant and equipment and exploration and evaluation assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	12,254	11,922
Lease assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	349	380
Investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	35	14
Investment in North West Redwater Partnership
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	850	767
Unrealized risk management activities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	12	0
Unrealized foreign exchange on long-term debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	14	0
Deferred income tax assets	0	(20)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	78	8
Asset retirement obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	(1,719)	(1,495)
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	(363)	(388)
Share-based compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	(22)	(12)
Loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ (1,268)	$ (1,032)